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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

Investment Company Act file number : 811-10301
                                     ---------

                              Ashport Mutual Funds
                              --------------------
               (Exact name of registrant as specified in charter)
                         800 Brickell Avenue, Suite 103
                              Miami, Florida 33131
                              --------------------
                    (Address of principal executive offices)

                                 Jeffrey Cimbal
                             StateTrust Capital, LLC
                         800 Bricknell Avenue, Suite 103
                              Miami, Florida 33131
                              --------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-305-921-8100
                                                    --------------

Date of fiscal year end: November 30
                         -----------

Date of reporting period: February 28, 2007
                          -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

Ashport Large Cap Fund
Schedule of Investments
February 28, 2007
UNAUDITED

                                                                                                                   Percentage
Common Stocks - 87.08%                                                        Shares               Value          of Net Assets
                                                                           ------------       ----------------    -------------
Capital Goods
3M CO COM                                                                           619       $         45,856             3.44%
CATERPILLAR INC                                                                     521                 33,563             2.52%
DANAHER CORP                                                                        805                 57,670             4.33%
UNITED TECHNOLOGIES CORP DEL COM                                                    800                 52,504             3.94%
                                                                                              ----------------     ------------
                                                                                                       189,593            14.24%
                                                                                              ----------------     ------------
Consumer-Cyclical
COACH INC COM (a)                                                                   827                 39,034             2.93%
LOWES COS INC                                                                       846                 27,546             2.07%
WAL MART STORES INC                                                                 800                 38,640             2.90%
                                                                                              ----------------     ------------
                                                                                                       105,220             7.90%
                                                                                              ----------------     ------------
Consumer Staples
STARBUCKS CORP COM (a)                                                            1,300                 40,170             3.03%
WALGREEN CO                                                                       1,192                 53,294             4.01%
WALT DISNEY COMPANY HOLDING CO                                                    1,700                 58,242             4.38%
                                                                                              ----------------     ------------
                                                                                                       151,706            11.41%
                                                                                              ----------------     ------------
Energy
SUNOCO INC COM                                                                      515                 33,228             2.50%
                                                                                              ----------------     ------------
                                                                                                        33,228             2.49%
                                                                                              ----------------     ------------
Financials
CITIGROUP INC COM                                                                   920                 46,368             3.48%
JP MORGAN CHASE & CO COM                                                          1,300                 64,220             4.82%
LEGG MASON INC                                                                      290                 29,795             2.24%
MORGAN STANLEY COM                                                                  400                 29,968             2.25%
T ROWE PRICE GROUP INC COM                                                          964                 44,884             3.37%
                                                                                              ----------------     ------------
                                                                                                       215,235            16.17%
                                                                                              ----------------     ------------
Health Care
GILEAD SCIENCES INC (a)                                                             585                 41,863             3.14%
PFIZER INC COM                                                                    1,150                 28,704             2.16%
ST JUDE MEDICAL INC COM (a)                                                         760                 30,134             2.26%
STRYKER CORP                                                                        900                 55,818             4.19%
WYETH                                                                               985                 48,186             3.62%
                                                                                              ----------------     ------------
                                                                                                       204,705            15.38%
                                                                                              ----------------     ------------
Technology
ADOBE SYSTEMS INC DEL (a)                                                         1,300                 51,025             3.83%
APPLE INC COM (a)                                                                   480                 40,613             3.05%
APPLIED MATERIALS INC                                                             2,190                 40,668             3.05%
CISCO SYSTEMS INC (a)                                                             1,600                 41,504             3.12%
ORACLE CORP COM (a)                                                               2,781                 45,692             3.43%
SEAGATE TECHNOLOGY                                                                1,490                 40,081             3.00%
                                                                                              ----------------     ------------
                                                                                                       259,583            19.50%
                                                                                              ----------------     ------------
Utilities
DYNEGY INC NEW CL A (a)                                                               1                      8             0.00%
                                                                                              ----------------     ------------
                                                                                                             8             0.00%
                                                                                              ----------------     ------------
TOTAL COMMON STOCKS (Cost $1,072,747)                                                                1,159,277            87.08%
                                                                                              ----------------     ------------
Cash Investments - 24.89%
US Bank Institutional Trust Cash - Investment Dollars, 5.1% (b)                 331,306                331,306            24.89%
                                                                                              ----------------     ------------
TOTAL CASH INVESTMENTS (Cost $331,306)                                                                 331,306            24.89%
                                                                                              ----------------     ------------
TOTAL INVESTMENTS (Cost $1,404,053) - 111.97%                                                 $      1,490,583           111.97%
                                                                                              ================     ============
Liabilities in excess of other assets- -11.97%                                                        (159,371)           -11.97%
                                                                                              ----------------     ------------
TOTAL NET ASSETS - 100.00%                                                                    $      1,331,212           100.00%
                                                                                              ================     ============

(a)   Non-income producing.
(b) Variable rate yield; the coupon rate shown represents the rate at February 28, 2007.

Ashport Small/Mid Cap Fund
Schedule of Investments
February 28, 2007
UNAUDITED

                                                                                                                    Percentage
                                                                                                                      Of Net
Common Stocks - 93.80%                                                        Shares               Value              Assets
                                                                           ------------       ----------------    -------------
Basic Materials
CLEVELAND CLIFFS INC                                                                623       $         35,137             4.14%
HEADWATERS INC COM (a)                                                             1034                 24,371             2.87%
                                                                                              ----------------     -------------
                                                                                                        59,509             7.01%
                                                                                              ----------------     -------------
Capital Goods
C H ROBINSON WORLDWIDE INC COM NEW                                                  504                 25,684             3.03%
CUMMINS ENGINE INC                                                                  199                 26,801             3.16%
ITT CORP NEW COM                                                                    471                 27,893             3.28%
JOY GLOBAL INC COM                                                                  483                 21,416             2.52%
                                                                                              ----------------     -------------
                                                                                                       101,794            11.98%
                                                                                              ----------------     -------------
Communication Services
ROCKWELL COLLINS INC COM                                                            438                 28,680             3.38%
                                                                                              ----------------     -------------
                                                                                                        28,680             3.38%
                                                                                              ----------------     -------------
Consumer-Cyclical
AEROPOSTALE COM (a)                                                                 700                 25,648             3.02%
COPART INC (a)                                                                      822                 24,208             2.85%
TEMPUR PEDIC INTL INC COM                                                          1415                 35,219             4.15%
                                                                                              ----------------     -------------
                                                                                                        85,075            10.02%
                                                                                              ----------------     -------------

Energy
CABOT OIL AND GAS CORP COM                                                          597                 40,333             4.75%
CORE LABORATORIES NV (a) (b)                                                        418                 32,972             3.88%
QUESTAR CORP COM                                                                    265                 22,297             2.63%
                                                                                              ----------------     -------------
                                                                                                        95,602            11.26%
                                                                                              ----------------     -------------
Health Care
AMPHENOL CORP NEW CL A                                                              398                 25,687             3.02%
COVANCE INC (a)                                                                     477                 29,412             3.46%
IDEXX LABS INC COM (a)                                                              331                 28,526             3.36%
                                                                                              ----------------     -------------
                                                                                                        83,625             9.85%
                                                                                              ----------------     -------------
Industrial Services
GRACO INC                                                                           603                 24,428             2.88%
KORN / FERRY INTERNATIONAL COM NEW (a)                                             1505                 34,735             4.09%
LABOR READY INC NEW (a)                                                            1346                 24,726             2.91%
                                                                                              ----------------     -------------
                                                                                                        83,889             9.88%
                                                                                              ----------------     -------------
Industrial Goods
AMETEK INC NEW COM                                                                  805                 27,531             3.24%
LAMSON & SESSIONS CO (a)                                                            915                 27,569             3.25%
LINCOLN ELECTRIC HOLDINGS INC COM                                                   418                 26,083             3.07%
MUELLER INDUSTRIES INC                                                              782                 23,304             2.74%
                                                                                              ----------------     -------------
                                                                                                       104,487            12.30%
                                                                                              ----------------     -------------
Technology
ALLIANT TECHSYSTEMS INC (a)                                                         298                 25,792             3.04%
BRADY CORPORATION CL A                                                              597                 19,546             2.30%
GLOBAL PAYMENTS INC COM                                                             610                 23,467             2.76%
WESTERN DIGITAL CORP DELAWARE (a)                                                  1270                 24,346             2.87%
                                                                                              ----------------     -------------
                                                                                                        93,150             8.10%
                                                                                              ----------------     -------------
Transportation
EXPEDITORS INTERNATIONAL OF WASHINGTON INC                                          583                 26,148             3.08%
REPUBLIC AWYS HOLDINGS (a)                                                         1749                 34,665             4.08%
                                                                                              ----------------     -------------
                                                                                                        60,813             3.08%
                                                                                              ----------------     -------------

                                                                                              ----------------     -------------
TOTAL COMMON STOCKS (Cost $740,636)                                                                    796,623            93.80%
                                                                                              ----------------     -------------
Cash Investments - 9.52%
US Bank Institutional Trust Cash - Investment Dollars, 5.1% (c)                  80,865                 80,865             9.52%
                                                                                              ----------------     -------------
TOTAL CASH INVESTMENTS (Cost $80,865)                                                                   80,865             9.52%
                                                                                              ----------------     -------------
TOTAL INVESTMENTS (Cost $821,501) - 103.31%                                                   $        877,488           103.31%
                                                                                              ================     ============
Liabilities in excess of other assets- -3.31%                                                          (28,220)           -3.31%
                                                                                              ----------------     -------------
TOTAL NET ASSETS - 100.00%                                                                    $        849,268           100.00%
                                                                                              ================     ============

(a)   Non-income producing.
(b)   American Depository Receipt
(c) Variable rate yield; the coupon rate shown represents the rate at February 28, 2007.

Ashport Global Fixed Income Fund
Schedule of Investments
February 28, 2007
UNAUDITED

                                                                                                                   Percentage
                                                                            Principal                                of Net
                                                                              Amount               Value             Assets
                                                                           ------------       ----------------    -------------
Corporate Bonds - 23.89%
AT&T Corp 7.3% Due 11/15/11                                                       9,000       $          9,812             2.10%
Citigroup Inc. 5.0% Due 09/15/14                                                 20,000                 19,634             4.20%
General Motors 7.25% Due 03/02/11                                                20,000                 20,478             4.38%
GMAC Smartnote 7.000% Due 10/15/11                                                7,000                  6,919             1.48%
Ford Motor Co. 7.000% Due 10/01/13                                               20,000                 19,100             4.09%
Hertz Corp 6.25% Due 03/15/09                                                    20,000                 19,526             4.18%
Raytheon 6.750% Due 8/15/07                                                       6,000                  6,033             1.29%
Southwestern Electric Power 7.0% Due 9/01/07                                     10,000                 10,085             2.16%
                                                                                              ----------------     -------------
TOTAL CORPORATE BONDS (Cost $112,783)                                                                  111,587            23.89%
                                                                                              ----------------     -------------

Foreign Bonds - 60.94%
Brazil Federal Republic 9.25% Due 10/22/10                                       20,000                 22,500             4.82%
Colombia 10.0% Due 01/23/12                                                      20,000                 23,450             5.02%
Costa Rica Republic 8.11% Due 02/01/12                                           20,000                 21,380             4.58%
Dominican Republic 9.04% Due 01/23/13                                            20,000                 22,950             4.91%
El Salvador Republic 8.5% Due 07/25/11                                           20,000                 21,670             4.64%
European Bank 6.25% Due 05/09/18                                                 25,000                 25,000             5.35%
Fed. Brazil 10.0% Due 08/07/11                                                   20,000                 23,380             5.01%
Panama Republic 9.625% Due 02/08/11                                              12,000                 13,620             2.92%
Peru Republic 9.125% Due 02/21/12                                                20,000                 23,400             5.01%
Petrobras 9.125% Due 07/02/12                                                    20,000                 23,376             5.00%
Republic of Ecuador 12.0% 11/15/12                                                8,160                  7,670             1.64%
Republic of Venezuela 5.375% Due 08/07/10                                        20,000                 19,250             4.12%
Russian Fed. 8.25% Due 03/31/10                                                  20,000                 16,214             3.47%
Turkey Republic 10.5% Due 01/13/08                                               20,000                 20,750             4.44%
                                                                                              ----------------     -------------
TOTAL FOREIGN BONDS (Cost $267,375)                                                                    284,610            60.94%
                                                                                              ----------------     -------------
Cash Investments - 13.94%
US Bank Institutional Trust Cash - Investment Dollars, 5.1% (a)                  65,119                 65,119            13.94%
                                                                                              ----------------     -------------
TOTAL  CASH INVESTMENTS (Cost $65,119)                                                                  65,119            13.94%
                                                                                              ----------------     -------------
TOTAL INVESTMENTS (Cost $445,277) - 98.77%                                                    $        461,316            98.77%
                                                                                              ================     ============
Other assets in excess of liabilities- 1.23%                                                             5,749             1.23%
                                                                                              ----------------     -------------
TOTAL NET ASSETS - 100.00%                                                                    $        467,065           100.00%
                                                                                              ================     ============

(a) Variable rate yield; the coupon rate shown represents the rate at February 28, 2007.

Item 2.  Controls and Procedures

The management of the Fund is responsible for establishing and maintaining internal controls. In fulfilling this responsibility, judgments by management are required to assess the expected benefits and related costs of controls. These controls include the safeguarding of assets against unauthorized acquisition, use or disposition.

Because of inherent limitations in internal control, errors may occur and not be detected. However, the management has noted no matters involving internal control and its operations, including controls for safeguarding securities, which we consider to be material weakness as of February 28, 2006.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ashport Mutual Funds
             --------------------

By (Signature and Title)* /s/Jeffrey Cimbal
                          ------------------------------------------------------
                          Jeffrey Cimbal, Chief Financial Officer

Date  April 6, 2007
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/David Vurgait
                          ------------------------------------------------------
                          David Vurgait, President

Date  April 6, 2007
      -------------